INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale			$ 375,276	$ 122,248	$ 519,136
Debt Securities, Available-for-sale, Realized Gain			6,800	900	2,100
Debt Securities, Available-for-sale, Realized Loss			7,600	800	2,100
Available For Sale Securities Net Realized Gain Loss Tax Provision			(173)	19	(7)
Securities transferred from HTM to AFS		$ 268,700	0	0	$ 268,703
Realized gain (loss) on debt securities transferred from HTM to AFS	$ 200
Pledged Financial Instruments, Not Separately Reported, Securities			1,500,000	1,511,322
Debt Securities, Held-to-maturity, Allowance for Credit Loss			$ 0	$ 0
NumberOfSecuritiesInSecurityPortfolio			1,418	1,351
NumberOfSecuritiesInUnrealizedLossPosition			327	94
Debt Securities, Held-to-maturity, Nonaccrual			$ 0	$ 0
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss			(485)	0
Proceeds from Sale and Maturity of Debt Securities, Available-for-sale				117,800
Other securities
Gain (Loss) on Securities [Line Items]
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss			$ (485)	$ 0